Note 7 - Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Net loss	$ (1,374,364)	$ (516,765)	$ (2,771,894)	$ (2,210,764)
Basic weighted average outstanding shares of common stock (in shares)	19,366,000	18,236,435	19,007,371	17,031,000
Dilutive effects of common share equivalents (in shares)	0	0	0	0
Dilutive weighted average outstanding shares of common stock (in shares)	19,366,000	18,236,435	19,007,371	17,031,000
Basic and diluted loss per common share (in dollars per share)	$ (0.07)	$ (0.03)	$ (0.15)	$ (0.13)